NOTES PAYABLE AND CONVERTIBLE NOTES PAYABLE (Details) - Schedule of Amortization of Debt Discount - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 01, 2018	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2021	Feb. 29, 2020	May 31, 2020	May 31, 2019
Schedule of Amortization of Debt Discount [Abstract]
Discounts on notes payable amortized to interest expense	$ 35,833	$ 395,070	$ 398,611	$ 1,185,210	$ 1,249,053	$ 1,580,280	$ 921,827